Concentrations - Schedule of Concentrations (Details) - Customer Concentration Risk [Member] - Company A [Member] - Accounts Receivable [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Concentrations [Line Items]
Accounts receivable	$ 480
Concentration risk percentage	23.00%